-------------------------------
                                                          OMB APPROVAL
                                                 -------------------------------
                                                  OMB NUMBER           3235-0456
                                                  EXPIRES:       AUGUST 31, 2000
                                                  ESTIMATED AVERAGE BURDEN
                                                  HOURS PER RESPONSE...........1
                                                 -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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1.     NAME AND ADDRESS OF ISSUER:
                                    GE Funds
                                    c/o GE Asset Management Incorporated
                                    3003 Summer Street
                                    Stamford, CT  06905

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2.     THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS
       FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): _X_

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3.     INVESTMENT COMPANY ACT FILE NUMBER:    811-07142

       SECURITIES ACT FILE NUMBER:            033-51308

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4(A).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED: SEPTEMBER 30, 2001

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4(B).  ___ CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90
       CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(C).  ___ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING
       THIS FORM

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SEC 2393 (9-97)

5.   CALCULATION OF REGISTRATION FEE:

     (I)    AGGREGATE SALE PRICE OF SECURITIES
            SOLD DURING THE FISCAL YEAR PURSUANT
            TO SECTION 24(F)                                      $2,184,058,790
     (II)   AGGREGATE PRICE OF SECURITIES
            REDEEMED OR REPURCHASED DURING
            THE FISCAL YEAR:                       $2,073,647,087
     (III)  AGGREGATE PRICE OF SECURITIES
            REDEEMED OR REPURCHASED DURING ANY
            PRIOR FISCAL YEAR ENDING NO
            EARLIER THAN OCTOBER 11, 1995 THAT
            WERE NOT PREVIOUSLY USED TO REDUCE
            REGISTRATION FEES PAYABLE TO
            THE COMMISSION:                        $0

     (IV)   TOTAL AVAILABLE REDEMPTION CREDITS
            (ADD ITEMS 5 (ii) AND 5 (III)                         $2,073,647,087

     (V)    NET SALES - IF ITEM 5(I) IS GREATER THAN
            ITEM 5(IV) (SUBTRACT ITEM 5(IV) FROM ITEM 5(I):         $110,411,703

     -----------------------------------------------------------
     (VI)   REDEMPTION CREDITS AVAILABLE FOR USE
            IN FUTURE YEARS - IF ITEM 5(I) IS LESS      $ (-0-)
            THAN ITEM 5(IV) [SUBTRACT ITEM 5(IV)        -------
            FROM ITEM 5(I)]:
     -----------------------------------------------------------

     (VII)  MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
            INSTRUCTION C.9):                                         X 0.000239

     (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
            5(VII)] (ENTER "0" IF NO FEE IS DUE):                    =$26,388.40

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6.   PREPAID SHARES

     IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: __N/A__. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:
     __N/A__.

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7.   INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END
     OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):

                                                                         + $   0
                                                                           -----

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8.   TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
     [LINE 5(VIII) PLUS LINE 7]:
                                                                   = $ 26,388.40
                                                                     -----------

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9.   DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
     COMMISSION'S LOCKBOX DEPOSITORY: 12/19/01

                  METHOD OF DELIVERY:

                                 ___ WIRE TRANSFER

                                 _X_ MAIL OR OTHER MEANS

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SEC 2393 (9-97)

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY (SIGNATURE AND TITLE)*          /S/SIGNATURE
                          ------------------------------

                           MICHAEL J. TANSLEY, TREASURER
                          ------------------------------

DATE: December 18, 2001
      -----------------

*PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE